Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL 15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL 16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL 17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$23,490,251,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$4,519,375,000

Total Outstanding			$28,009,626,600

OSFI Covered Bond Limit			$36,609,852,310

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$23,490,251,600

A = Lesser of (i) LTV Adjusted Loan Balance and			32,858,979,253		A (i)	35,332,235,756
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	32,858,979,253
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			424,154,701
Total: A + B + C + D + E - F			32,434,824,552

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			23,920,150,686

A = lesser of (i) Present Value of outstanding loan balance of			35,487,614,754		A (i)	35,487,614,754
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	65,403,925,022
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			35,487,614,754

Intercompany Loan Balance

Guarantee Loan			25,261,283,821
Demand Loan			11,180,415,401
Total			36,441,699,222

Portfolio Losses(5)

Period End	Write off Amounts	Loss Percentage (annualized)
October 31, 2016	N/A		N/A

Portfolio Flow of Funds

	31-Oct-16		29-Sep-16
Cash Inflows
Principal Receipts	700,124,070.56		639,156,982.04
Sale of Loans	106,759,004.52		96,593,767.93
Revenue Receipts	75,399,834.93		70,803,823.19
Swap Receipts	-		-
Intercompany Loan Receipts	6,453,534,443.57		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(63,922,337.57)	(6)	(63,039,376.66)	(7)
Purchase of Loans	(6,469,517,276.96)		(88,866,666.82)
Intercompany Loan Repayment	(790,900,241.69)	(6)	(646,884,083.15)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(1,295.52)		(1,759.67)
Net Inflows / (Outflows)	11,476,201.84		7,762,686.86

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6778%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on November 17th, 2016.

(7) This amount was paid out on October 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$29,701,265,771
Current Month Ending Balance(1)	$35,304,381,726
Number of Mortgage Loans in Pool	186,772
Average Loan Size	$189,024
Number of Primary Borrowers	166,739
Number of Properties	171,851

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	53.20%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.97%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	81.44%
Weighted Average Seasoning of Loans in the Portfolio	21.95	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.71%
Weighted Average Original Term of Loans in the Portfolio	52.46	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.51	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	43.34	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	186,491	99.85%	35,245,982,317	99.83%
30 to 59 Days Past Due	224	0.12%	48,276,591	0.14%
60 to 89 Days Past Due	56	0.03%	9,966,351	0.03%
90 to 119 Days Past Due	1	0.00%	156,467	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	22,089	11.83%	5,035,666,903	14.26%
British Columbia	22,938	12.28%	5,829,093,477	16.51%
Manitoba	3,908	2.09%	515,817,166	1.46%
New Brunswick	5,439	2.91%	550,753,255	1.56%
Newfoundland	5,688	3.05%	791,253,318	2.24%
Northwest Territories	56	0.03%	11,255,321	0.03%
Nova Scotia	7,841	4.20%	982,689,924	2.78%
Nunavut	-	0.00%	-	0.00%
Ontario	91,811	49.16%	17,500,899,357	49.57%
Prince Edward Island	1,218	0.65%	128,504,161	0.36%
Quebec	19,715	10.56%	2,837,783,017	8.04%
Saskatchewan	5,716	3.06%	1,049,190,478	2.97%
Yukon	353	0.19%	71,475,351	0.20%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,150	1.69%	565,635,141	1.60%
599 or less	2,598	1.39%	443,867,013	1.26%
600 - 650	4,090	2.19%	755,028,983	2.14%
651 - 700	9,904	5.30%	1,906,633,281	5.40%
701 - 750	21,242	11.37%	4,185,350,032	11.86%
751 - 800	37,670	20.17%	7,789,165,291	22.06%
801 and Above	108,118	57.89%	19,658,701,985	55.68%
Total	186,772	100.00%	35,304,381,726	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	153,920	82.41%	27,871,128,079	78.95%
Variable	32,852	17.59%	7,433,253,647	21.05%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	149,082	79.82%	25,823,770,904	73.15%
Non-STEP	37,690	20.18%	9,480,610,822	26.85%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,843	2.06%	730,426,838	2.07%
Owner Occupied	182,929	97.94%	34,573,954,888	97.93%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	69,272	37.09%	13,785,720,064	39.05%
2.5000 - 2.9999	73,759	39.49%	13,650,574,517	38.67%
3.0000 - 3.4999	29,939	16.03%	5,864,608,217	16.61%
3.5000 - 3.9999	10,870	5.82%	1,608,699,578	4.56%
4.0000 - 4.4999	2,044	1.09%	280,433,603	0.79%
4.5000 - 4.9999	513	0.27%	64,592,747	0.18%
5.0000 - 5.4999	201	0.11%	20,483,324	0.06%
5.5000 and Above	174	0.09%	29,269,676	0.08%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	23,772	12.73%	1,622,781,762	4.60%
20.01-25.00	8,896	4.76%	1,065,794,236	3.02%
25.01-30.00	9,784	5.24%	1,404,363,336	3.98%
30.01-35.00	10,793	5.78%	1,805,826,752	5.12%
35.01-40.00	12,278	6.57%	2,240,408,926	6.35%
40.01-45.00	14,028	7.51%	2,851,628,223	8.08%
45.01-50.00	15,437	8.27%	3,232,448,027	9.16%
50.01-55.00	16,024	8.58%	3,359,532,975	9.52%
55.01-60.00	16,275	8.71%	3,502,820,769	9.92%
60.01-65.00	16,600	8.89%	3,681,476,822	10.43%
65.01-70.00	16,176	8.66%	3,700,194,999	10.48%
70.01-75.00	13,634	7.30%	3,316,949,379	9.40%
75.01-80.00	11,964	6.41%	3,223,693,915	9.13%
80.01 and Above	1,111	0.59%	296,461,605	0.84%
Total	186,772	100.00%	35,304,381,726	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

5

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	61,388	32.87%	10,006,720,519	28.34%
12.00 - 23.99	34,256	18.34%	5,919,661,836	16.77%
24.00 - 35.99	15,704	8.41%	3,052,556,366	8.65%
36.00 - 41.99	13,348	7.15%	2,529,704,191	7.17%
42.00 - 47.99	20,967	11.23%	4,312,880,159	12.22%
48.00 - 53.99	13,705	7.34%	2,991,132,805	8.47%
54.00 - 59.99	24,399	13.06%	5,941,077,949	16.83%
60.00 - 65.99	1,888	1.01%	345,924,567	0.98%
66.00 - 71.99	86	0.05%	17,295,202	0.05%
72.00 and Above	1,031	0.55%	187,428,132	0.53%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	59,707	31.97%	3,416,316,192	9.68%
100,000 - 149,999	32,376	17.33%	4,043,655,762	11.45%
150,000 - 199,999	27,925	14.95%	4,861,639,835	13.77%
200,000 - 249,999	20,760	11.12%	4,646,993,144	13.16%
250,000 - 299,999	14,986	8.02%	4,100,877,943	11.62%
300,000 - 349,999	9,810	5.25%	3,173,059,348	8.99%
350,000 - 399,999	6,389	3.42%	2,387,321,214	6.76%
400,000 - 449,999	4,033	2.16%	1,708,372,587	4.84%
450,000 - 499,999	2,855	1.53%	1,353,497,834	3.83%
500,000 - 549,999	1,915	1.03%	1,004,529,360	2.85%
550,000 - 599,999	1,428	0.76%	821,933,469	2.33%
600,000 - 649,999	962	0.52%	600,382,512	1.70%
650,000 - 699,999	701	0.38%	472,651,275	1.34%
700,000 - 749,999	564	0.30%	408,960,182	1.16%
750,000 - 799,999	469	0.25%	363,436,974	1.03%
800,000 - 849,999	360	0.19%	296,756,113	0.84%
850,000 - 899,999	405	0.22%	354,700,434	1.00%
900,000 - 949,999	267	0.14%	246,960,738	0.70%
950,000 - 999,999	232	0.12%	225,939,049	0.64%
1,000,000 or Greater	628	0.34%	816,397,761	2.31%
Total	186,772	100.00%	35,304,381,726	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,523	14.74%	4,984,640,302	14.12%
Single Family	152,425	81.61%	28,847,377,184	81.71%
Multi Family	6,062	3.25%	1,323,937,309	3.75%
Other	762	0.41%	148,426,931	0.42%
Total	186,772	100.00%	35,304,381,726	100.00%
6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	115,748,603	82,137,279	103,407,223	126,293,659	155,506,473	205,586,202	251,210,249	310,289,538	439,641,640	654,258,614	597,805,416	589,787,318	1,157,366,701	246,627,987	5,035,666,903	14.26%
	Current and Less Than 30 Days Past Due	115,748,603	82,137,279	103,407,223	125,976,086	155,379,306	205,200,227	250,636,283	308,951,887	439,062,914	651,847,046	594,849,164	588,799,071	1,155,434,917	246,491,548	5,023,921,556	99.77%
	30 to 59 Days Past Due	-	-	-	-	127,167	356,934	573,966	1,125,937	306,682	1,993,796	2,956,252	988,246	969,134	136,439	9,534,554	0.19%
	60 to 89 Days Past Due	-	-	-	317,573	-	29,041	-	211,714	272,044	417,771	-	-	962,650	-	2,210,793	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	444,988,582	280,927,907	370,357,919	465,723,288	553,522,149	644,590,132	597,565,138	469,497,756	489,869,342	509,498,712	428,625,769	297,250,794	270,988,552	5,687,437	5,829,093,477	16.51%
	Current and Less Than 30 Days Past Due	444,326,586	280,397,213	370,150,280	465,270,441	552,289,363	643,917,031	596,436,553	468,493,983	489,459,340	508,897,251	427,738,558	297,250,794	270,988,552	5,687,437	5,821,303,381	99.87%
	30 to 59 Days Past Due	502,081	530,695	207,639	452,848	952,946	673,101	1,128,584	1,003,773	187,008	601,462	331,071	-	-	-	6,571,209	0.11%
	60 to 89 Days Past Due	159,914	-	-	-	279,840	-	-	-	222,993	-	556,140	-	-	-	1,218,888	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,592,612	10,161,290	12,063,108	15,566,802	22,077,120	25,209,195	35,734,886	47,099,817	62,962,204	74,647,712	74,697,059	58,306,142	63,633,816	1,065,404	515,817,166	1.46%
	Current and Less Than 30 Days Past Due	12,592,612	10,161,290	12,063,108	15,566,802	22,077,120	25,209,195	35,662,295	47,099,817	62,962,204	74,647,712	74,475,619	58,209,743	63,633,816	1,065,404	515,426,736	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	221,440	-	-	-	221,440	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	72,591	-	-	-	-	96,400	-	-	168,990	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,028,850	9,125,301	13,261,391	16,142,396	22,824,831	25,148,824	40,473,867	62,931,614	84,878,198	77,919,109	93,770,754	63,122,560	26,612,934	512,626	550,753,255	1.56%
	Current and Less Than 30 Days Past Due	14,025,460	9,125,301	13,261,391	16,094,881	22,824,831	25,148,824	40,236,510	62,820,521	84,188,095	77,919,109	93,519,835	63,061,267	26,612,934	512,626	549,351,585	99.75%
	30 to 59 Days Past Due	3,390	-	-	47,515	-	-	237,357	111,093	336,491	-	250,919	61,293	-	-	1,048,058	0.19%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	353,611	-	-	-	-	-	353,611	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,295,946	9,562,083	13,472,074	23,037,596	28,862,269	40,095,706	58,561,275	75,595,856	130,413,753	111,795,524	145,903,798	105,128,097	30,858,295	1,671,047	791,253,318	2.24%
	Current and Less Than 30 Days Past Due	16,295,946	9,562,083	13,472,074	23,037,596	28,862,269	40,095,706	58,561,275	75,516,323	129,722,634	111,735,975	145,903,798	105,128,097	30,858,295	1,671,047	790,423,117	99.90%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	79,532	331,955	59,549	-	-	-	-	471,036	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	359,165	-	-	-	-	-	359,165	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	786,115	206,377	368,585	277,923	355,383	571,280	-	1,102,002	1,991,123	1,296,128	1,771,823	1,398,937	1,129,647	-	11,255,321	0.03%
	Current and Less Than 30 Days Past Due	786,115	206,377	368,585	277,923	355,383	571,280	-	1,102,002	1,991,123	1,296,128	1,771,823	1,398,937	1,129,647	-	11,255,321	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	28,047,511	18,478,061	23,564,841	33,209,295	40,241,249	53,726,585	71,979,169	92,721,746	135,442,424	118,246,969	190,344,542	116,205,676	60,111,939	369,917	982,689,924	2.78%
	Current and Less Than 30 Days Past Due	28,047,511	18,478,061	23,564,841	33,209,295	40,241,249	53,647,075	71,911,534	92,679,415	134,762,355	118,138,124	190,344,542	115,878,941	60,111,939	369,917	981,384,798	99.87%
	30 to 59 Days Past Due	-	-	-	-	-	79,510	67,634	-	574,078	-	-	-	-	-	721,222	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	42,332	105,991	108,845	-	326,735	-	-	583,903	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	871,674,841	572,130,795	753,005,707	988,628,821	1,250,387,462	1,637,336,869	1,915,459,582	1,960,133,613	1,679,931,402	1,623,632,774	1,553,922,846	1,538,210,017	1,141,822,908	14,621,720	17,500,899,357	49.57%
	Current and Less Than 30 Days Past Due	870,951,935	571,638,892	752,301,471	987,066,846	1,248,330,589	1,635,323,331	1,911,299,202	1,954,597,528	1,676,139,827	1,621,302,615	1,550,781,321	1,537,392,889	1,141,493,061	14,621,720	17,473,241,225	99.84%
	30 to 59 Days Past Due	553,546	361,961	667,572	1,345,548	2,056,874	1,855,887	3,406,148	4,525,776	3,172,970	1,939,115	2,298,567	567,712	329,846	-	23,081,522	0.13%
	60 to 89 Days Past Due	169,360	129,942	36,663	216,427	-	157,651	754,232	1,010,310	618,605	391,045	686,491	249,417	-	-	4,420,144	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	156,467	-	-	-	156,467	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,255,751	2,729,998	3,212,864	3,165,479	4,723,938	7,217,433	8,697,660	14,513,100	20,141,467	16,635,488	24,900,224	12,377,108	5,848,931	84,720	128,504,161	0.36%
	Current and Less Than 30 Days Past Due	4,255,751	2,729,998	3,212,864	3,165,479	4,723,938	7,217,433	8,697,660	14,460,206	20,141,467	16,635,488	24,900,224	12,377,108	5,848,931	84,720	128,451,266	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	52,895	-	-	-	-	-	-	52,895	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	90,126,476	61,080,722	81,802,384	102,784,077	121,961,991	153,671,676	177,080,459	216,158,702	274,581,061	350,793,484	384,652,609	380,267,204	417,959,914	24,862,258	2,837,783,017	8.04%
	Current and Less Than 30 Days Past Due	90,089,961	60,994,096	81,647,368	102,652,065	121,961,991	153,319,989	177,080,459	216,083,915	273,214,540	349,754,719	384,066,986	379,516,703	417,196,812	24,862,258	2,832,441,862	99.81%
	30 to 59 Days Past Due	36,515	86,626	155,016	-	-	268,498	-	74,787	1,366,521	1,038,765	479,865	420,604	763,102	-	4,690,299	0.17%
	60 to 89 Days Past Due	-	-	-	132,012	-	83,189	-	-	-	-	105,757	329,897	-	-	650,857	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	21,999,925	17,861,276	27,681,083	28,192,917	36,793,303	53,711,362	68,188,716	100,632,639	170,724,594	133,364,652	194,624,129	149,393,999	45,538,553	483,330	1,049,190,478	2.97%
	Current and Less Than 30 Days Past Due	21,999,925	17,861,276	27,681,083	28,192,917	36,793,303	53,584,920	68,188,716	99,833,768	170,310,284	133,086,026	194,358,020	149,393,999	45,538,553	483,330	1,047,306,120	99.82%
	30 to 59 Days Past Due	-	-	-	-	-	126,442	-	798,871	414,310	278,626	266,109	-	-	-	1,884,358	0.18%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,236,551	1,393,147	2,166,156	2,804,500	3,152,757	4,762,960	7,497,027	8,856,593	12,243,561	9,387,657	9,176,032	5,501,527	1,821,725	475,159	71,475,351	0.20%
	Current and Less Than 30 Days Past Due	2,236,551	1,393,147	2,166,156	2,804,500	3,152,757	4,762,960	7,497,027	8,856,593	12,243,561	9,387,657	9,176,032	5,501,527	1,821,725	475,159	71,475,351	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,622,781,762	1,065,794,236	1,404,363,336	1,805,826,752	2,240,408,926	2,851,628,223	3,232,448,027	3,359,532,975	3,502,820,769	3,681,476,822	3,700,194,999	3,316,949,379	3,223,693,915	296,461,605	35,304,381,726	100.00%
	Current and Less Than 30 Days Past Due	1,621,356,956	1,064,685,012	1,403,296,446	1,803,314,829	2,236,992,099	2,847,997,971	3,226,207,514	3,350,495,956	3,494,198,344	3,674,647,848	3,691,885,921	3,313,909,075	3,220,669,182	296,325,165	35,245,982,317	99.83%
	30 to 59 Days Past Due	1,095,532	979,282	1,030,227	1,845,912	3,136,987	3,360,371	5,413,690	7,772,663	6,690,015	5,911,313	6,804,223	2,037,855	2,062,083	136,439	48,276,591	0.14%
	60 to 89 Days Past Due	329,275	129,942	36,663	666,012	279,840	269,882	826,823	1,264,356	1,932,410	917,661	1,348,389	1,002,449	962,650	-	9,966,351	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	156,467	-	-	-	156,467	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2016
Distribution Date:	11/15/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score
Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	32,076,953	21,116,717	28,239,548	46,161,041	44,233,944	62,257,925	59,892,266	65,166,211	59,758,063	59,807,850	44,660,120	32,090,357	9,570,388	603,757	565,635,141	1.60%
<=599	7,730,032	8,051,758	8,016,951	12,482,975	21,588,850	41,523,690	60,241,370	65,771,012	68,052,223	56,168,550	59,519,852	22,819,802	11,206,340	693,608	443,867,013	1.26%
600-650	13,966,613	12,740,226	20,568,883	24,699,115	44,082,508	74,182,970	100,423,269	100,726,850	96,629,164	95,084,573	89,467,530	56,352,502	24,414,719	1,690,061	755,028,983	2.14%
651-700	43,753,517	34,402,900	46,777,369	76,610,832	117,657,354	174,830,059	224,148,733	229,324,935	232,784,338	237,859,373	220,869,934	163,002,663	93,181,847	11,429,427	1,906,633,281	5.40%
701-750	122,660,862	102,522,536	129,804,269	171,758,650	247,968,492	330,347,305	367,430,249	440,989,264	444,030,328	491,882,787	500,203,657	440,115,749	349,550,234	46,085,653	4,185,350,032	11.86%
751-800	229,751,745	170,609,248	229,779,174	331,448,557	413,476,787	561,412,626	641,352,871	678,926,704	747,170,232	836,686,356	890,818,827	930,085,529	1,042,086,850	85,559,785	7,789,165,291	22.06%
>800	1,172,842,040	716,350,851	941,177,142	1,142,665,582	1,351,400,990	1,607,073,648	1,778,959,271	1,778,628,000	1,854,396,422	1,903,987,333	1,894,655,080	1,672,482,777	1,693,683,536	150,399,314	19,658,701,985	55.68%
Total	1,622,781,762	1,065,794,236	1,404,363,336	1,805,826,752	2,240,408,926	2,851,628,223	3,232,448,027	3,359,532,975	3,502,820,769	3,681,476,822	3,700,194,999	3,316,949,379	3,223,693,915	296,461,605	35,304,381,726	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8